UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Perceptive Advisors LLC
Address:    499 Park Ave, 25th Floor
            New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joseph Edelman
Title:      Managing Member
Phone:      (646) 205-5342

Signature, Place, and Date of Signing:

/s/ Joseph Edelman                  New York, NY                 August 16, 2010
--------------------------------------------------------------------------------
   [Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         93
                                                -----------
Form 13F Information Table Value Total:         $ 373,075
                                                -----------
                                                (thousands)


List of Other Included Managers:

{None}

                              TITLE                                 SHRS OR
                              OF                           VALUE    PRN       SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X1000)  AMOUNT    PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC      COM              00163U106   8,588    250000         C     SOLE                 250000
AVI BIOPHARMA INC             COM              2346104     5,188    3222216   SH         SOLE                 3222216
ACHILLION PHARMACEUTICALS IN  COM              00448Q201   550      250000    SH         SOLE                 250000
ACORDA THERAPEUTICS INC       COM              00484M106   3,267    105000    SH         SOLE                 105000
AFFYMAX INC                   COM              00826A109   598      100000         P     SOLE                 100000
ALEXION PHARMACEUTICALS INC   COM              15351109    35,631   696046    SH         SOLE                 696046
ALEXZA PHARMACEUTICALS INC    COM              15384100    214      78703     SH         SOLE                 78703
AMYLIN PHARMACEUTICALS INC    COM              32346108    3,760    200000         C     SOLE                 200000
AMYLIN PHARMACEUTICALS INC    COM              32346108    5,640    300000         P     SOLE                 300000
ANTIGENICS INC DEL            COM              37032109    134      165400    SH         SOLE                 165400
ARENA PHARMACEUTICALS INC     COM              40047102    614      200000         P     SOLE                 200000
ARENA PHARMACEUTICALS INC     COM              40047102    461      150000         C     SOLE                 150000
ARIAD PHARMACEUTICALS INC     COM              04033A100   581      206000    SH         SOLE                 206000
ASTRAZENECA PLC               SPONSORED ADR    46353108    9,426    200000         C     SOLE                 200000
ATHENAHEALTH INC              COM              04685W103   836      32000          C     SOLE                 32000
ATHERSYS INC                  COM              04744L106   108      37101     SH         SOLE                 37101
BIOMIMETIC THERAPEUTICS INC   COM              09064X101   3,112    279900    SH         SOLE                 279900
BRISTOL MYERS SQUIBB CO       COM              110122108   7,981    320000    SH         SOLE                 320000
CAPITAL SR LIVING CORP        COM              140475104   1,201    241700    SH         SOLE                 241700
CELL THERAPEUTICS INC         COM NO PAR       150934503   188      500000         P     SOLE                 500000
CELGENE CORP                  COM              151020104   10,164   200000         P     SOLE                 200000
CELGENE CORP                  COM              151020104   15,106   297250    SH         SOLE                 297250
CELSION CORPORATION           COM NEW          15117N305   1,441    455931    SH         SOLE                 455931
CEPHALON INC                  COM              156708109   5,675    100000         C     SOLE                 100000
CHINA NUOKANG BIO-PHARM INC   SPONSORED ADS    16949B113   1,755    367159    SH         SOLE                 367159
COMBIMATRIX CORPORATION       *W EXP 05/01/201 20009T113   0        50000     SH         SOLE                 50000
CONCEPTUS INC                 COM              206016107   3,107    199440    SH         SOLE                 199440
CRUCELL N V                   SPONSORED ADR    228769105   1,832    100000    SH         SOLE                 100000
CUBIST PHARMACEUTICALS INC    COM              229678107   8,240    400000         C     SOLE                 400000
CUMBERLAND PHARMACEUTICALS I  COM              230770109   1,740    271084    SH         SOLE                 271084
CURIS INC                     COM              231269101   70       50000     SH         SOLE                 50000
CURRENCYSHARES EURO TR        EURO SHS         23130C108   12,187   100000         P     SOLE                 100000
DENDREON CORP                 COM              24823Q107   3,233    100000         P     SOLE                 100000
DENDREON CORP                 COM              24823Q107   3,233    100000    SH         SOLE                 100000
DIREXION SHS ETF TR           DLY SMCAP BEAR3X 25459W839   1,636    200000    SH         SOLE                 200000
EXACT SCIENCES CORP           COM              30063P105   220      50000          P     SOLE                 50000
EXACT SCIENCES CORP           COM              30063P105   6,812    1548289   SH         SOLE                 1548289
EXELIXIS INC                  COM              30161Q104   2        518       SH         SOLE                 518
EXPRESS SCRIPTS INC           COM              302182100   17,153   364800    SH         SOLE                 364800
GENOPTIX INC                  COM              37243V100   3,440    200000         C     SOLE                 200000
GENTIUM S P A                 SPONSORED ADR    37250B104   136      30000     SH         SOLE                 30000
GTX INC DEL                   COM              40052B108   1,403    460000         C     SOLE                 460000
HMS HLDGS CORP                COM              40425J101   2,544    46916     SH         SOLE                 46916
HUMAN GENOME SCIENCES INC     COM              444903108   5,001    220700    SH         SOLE                 220700
INHIBITEX INC                 COM              45719T103   1,343    526618    SH         SOLE                 526618
INVERNESS MED INNOVATIONS IN  COM              46126P106   1,333    50000     SH         SOLE                 50000
JAVELIN PHARMACEUTICALS INC   COM              471894105   1,168    531001    SH         SOLE                 531001
JAZZ PHARMACEUTICALS INC      COM              472147107   2,349    300000    SH         SOLE                 300000
MELA SCIENCES INC             COM              55277R100   744      100000         P     SOLE                 100000
MANNKIND CORP                 COM              56400P201   1,278    200000         P     SOLE                 200000
MEDICINES CO                  COM              584688105   2,574    338273    SH         SOLE                 338273
MERIT MED SYS INC             COM              589889104   804      50000     SH         SOLE                 50000
MILLIPORE CORP                COM              601073109   5,333    50000     SH         SOLE                 50000
MYLAN INC                     COM              628530107   2,726    160000    SH         SOLE                 160000
NEUROCRINE BIOSCIENCES INC    COM              64125C109   4,397    785121    SH         SOLE                 785121
NILE THERAPEUTICS INC         COM              654145101   58       175000    SH         SOLE                 175000
NILE THERAPEUTICS INC         *W EXP 99/99/999 654145119   26       150000    SH         SOLE                 150000
OPTIMER PHARMACEUTICALS INC   COM              68401H104   4,173    450200    SH         SOLE                 450200
OREXIGEN THERAPEUTICS INC     COM              686164104   693      165000         C     SOLE                 165000
PDL BIOPHARMA INC             COM              69329Y104   2,542    452300    SH         SOLE                 452300
PENWEST PHARMACEUTICALS CO    COM              709754105   20,965   6,476,446 SH         SOLE                 6,476,446
PHARMACYCLICS INC             COM              716933106   666      100000         P     SOLE                 100000
PHARMACYCLICS INC             COM              716933106   30,988   4652838   SH         SOLE                 4652838
PONIARD PHARMACEUTICALS INC   COM NEW          732449301   120      200000         P     SOLE                 200000
POZEN INC                     COM              73941U102   1,052    150000    SH         SOLE                 150000
PROASSURANCE CORP             COM              74267C106   2,838    50000     SH         SOLE                 50000
PROGENICS PHARMACEUTICALS IN  COM              743187106   3,844    701400    SH         SOLE                 701400
PROSPECT MEDICAL HOLDINGS IN  COM              743494106   1,936    320000    SH         SOLE                 320000
RAPTOR PHARMACEUTICAL CORP    COM              75382F106   344      125000    SH         SOLE                 125000
RESPONSE GENETICS INC         COM              76123U105   1,000    400000    SH         SOLE                 400000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103   20,644   200000         P     SOLE                 200000
SALIX PHARMACEUTICALS INC     COM              795435106   4,520    115800    SH         SOLE                 115800
SCICLONE PHARMACEUTICALS INC  COM              80862K104   714      268607    SH         SOLE                 268607
SEATTLE GENETICS INC          COM              812578102   1,199    100000         C     SOLE                 100000
SEQUENOM INC                  COM NEW          817337405   1,273    215470    SH         SOLE                 215470
SHIRE PLC                     SPONSORED ADR    82481R106   3,683    60000     SH         SOLE                 60000
SUN HEALTHCARE GROUP INC      COM NEW          866933401   808      100000    SH         SOLE                 100000
SUPERGEN INC                  COM              868059106   404      200000         P     SOLE                 200000
SUPERGEN INC                  COM              868059106   202      100000    SH         SOLE                 100000
TARGACEPT INC                 COM              87611R306   789      40800     SH         SOLE                 40800
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   2,600    50000     SH         SOLE                 50000
3SBIO INC                     SPONSORED ADR    88575Y105   5,377    462375    SH         SOLE                 462375
TRUBION PHARMACEUTICALS INC   COM              89778N102   560      180151    SH         SOLE                 180151
UNITED THERAPEUTICS CORP DEL  COM              91307C102   3,661    75000     SH         SOLE                 75000
UNITEDHEALTH GROUP INC        COM              91324P102   6,532    230000    SH         SOLE                 230000
UROPLASTY INC                 COM NEW          917277204   4,273    905248    SH         SOLE                 905248
VERTEX PHARMACEUTICALS INC    COM              92532F100   1,645    50000          C     SOLE                 50000
VERTEX PHARMACEUTICALS INC    COM              92532F100   3,290    100000         P     SOLE                 100000
VICAL INC                     COM              925602104   4,728    1525300   SH         SOLE                 1525300
VIVUS INC                     COM              928551100   6,720    700000         P     SOLE                 700000
WARNER CHILCOTT PLC IRELAND   SHS A            G94368100   4,511    197400    SH         SOLE                 197400
WATSON PHARMACEUTICALS INC    COM              942683103   4,057    100000    SH         SOLE                 100000
YM BIOSCIENCES INC            COM              984238105   1,383    1194900   SH         SOLE                 1194900
                                                           373,075